CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit During the Exploration Stage	Total Stockholders' Equity
Balance at Mar. 31, 2013	$ 177,065,075	$ 19,683,244	$ 2,669,821	$ (146,118,631)	$ 53,299,509
Balance, Shares at Mar. 31, 2013	146,734,385
Shares issued
Stock-based compensation		42,257			42,257
Foreign currency translation adjustment			(1,740,015)		(1,740,015)
Net loss				(2,275,617)	(2,275,617)
Balance at Jun. 30, 2013	177,065,075	19,725,501	929,806	(148,394,248)	49,326,134
Balance, Shares at Jun. 30, 2013	146,734,385
Shares issued
Foreign currency translation adjustment			1,099,467		1,099,467
Net loss				(2,930,602)	(2,930,602)
Balance at Sep. 30, 2013	177,065,075	19,725,501	2,029,273	(151,324,850)	47,494,999
Balance, Shares at Sep. 30, 2013	146,734,385
Shares issued
Stock-based compensation		369,660			369,660
Foreign currency translation adjustment			(1,563,658)		(1,563,658)
Net loss				(1,123,962)	(1,123,962)
Balance at Dec. 31, 2013	177,065,075	20,095,161	465,615	(152,448,812)	45,177,039
Balance, Shares at Dec. 31, 2013	146,734,385
Shares issued
Foreign currency translation adjustment			(1,696,288)		(1,696,288)
Net loss				(1,279,985)	(1,279,985)
Balance at Mar. 31, 2014	$ 177,065,075	$ 20,095,161	$ (1,230,673)	$ (153,728,797)	$ 42,200,766
Balance, Shares at Mar. 31, 2014	146,734,385